Schedule of investments
Optimum Large Cap Value Fund
December 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.72%♣
Communication Services — 5.06%
Alphabet Class A	118,657	$ 37,139,641
Comcast Class A	236,995	7,083,781
Fox Class A	197,820	14,454,707
Meta Platforms Class A	19,265	12,716,634
Verizon Communications	207,051	8,433,187
Walt Disney	170,183	19,361,720
		99,189,670
Consumer Discretionary — 5.83%
Amazon.com †	119,580	27,601,455
Darden Restaurants	53,942	9,926,407
General Motors	172,280	14,009,810
Lowe's	139,326	33,599,858
Marriott International Class A	48,645	15,091,625
TJX	90,611	13,918,756
		114,147,911
Consumer Staples — 4.15%
Coca-Cola Europacific Partners	46,637	4,229,976
Diageo	119,212	2,568,770
Kenvue	136,480	2,354,280
Kimberly-Clark	73,375	7,402,804
Mondelez International Class A	201,558	10,849,867
Nestle	60,614	6,016,492
PepsiCo	164,945	23,672,906
Philip Morris International	44,759	7,179,344
Procter & Gamble	73,174	10,486,566
Reckitt Benckiser Group	81,348	6,582,627
		81,343,632
Energy — 5.76%
Chevron	79,309	12,087,485
ConocoPhillips	301,819	28,253,276
EOG Resources	137,564	14,445,596
Expand Energy	64,958	7,168,765
Exxon Mobil	333,571	40,141,934
SLB	282,000	10,823,160
		112,920,216
Financials — 27.21%
American Express	94,691	35,030,935
Aon Class A	46,798	16,514,078
Ares Management Class A	22,438	3,626,654
Bank of America	394,658	21,706,190
Berkshire Hathaway Class B †	37,537	18,867,973
Blackrock	34,414	36,834,681
Chubb	54,021	16,861,035
Citigroup	162,041	18,908,564
Goldman Sachs Group	19,055	16,749,345
Hartford Insurance Group	127,868	17,620,210
Intercontinental Exchange	94,983	15,383,447
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
JPMorgan Chase & Co.	277,585	$ 89,443,439
KKR & Co.	124,939	15,927,224
Marsh & McLennan	93,721	17,387,120
Morgan Stanley	132,242	23,476,922
Nasdaq	189,567	18,412,643
PayPal Holdings	68,014	3,970,657
PNC Financial Services Group	82,254	17,168,877
Progressive	141,583	32,241,281
Prudential Financial	44,865	5,064,361
S&P Global	21,051	11,001,042
State Street	44,170	5,698,372
Travelers	112,643	32,673,229
Truist Financial	83,925	4,129,949
Wells Fargo & Co.	413,066	38,497,751
		533,195,979
Healthcare — 14.31%
Abbott Laboratories	278,278	34,865,451
AbbVie	112,118	25,617,842
Amgen	27,949	9,147,987
Becton Dickinson and Co.	48,259	9,365,624
Boston Scientific †	180,300	17,191,605
Cencora	38,696	13,069,574
Cigna Group	99,551	27,399,422
Elevance Health	26,928	9,439,610
Gilead Sciences	125,973	15,461,926
Humana	29,956	7,672,630
Johnson & Johnson	119,548	24,740,458
McKesson	34,486	28,288,521
Medline Class A †	34,910	1,466,220
Merck & Co.	208,510	21,947,763
Pfizer	291,230	7,251,627
Thermo Fisher Scientific	24,477	14,183,198
UnitedHealth Group	40,208	13,273,063
		280,382,521
Industrials — 16.70%
Boeing †	163,172	35,427,905
Canadian National Railway	28,283	2,795,775
Carrier Global	169,461	8,954,319
Caterpillar	10,459	5,991,647
CSX	386,725	14,018,781
Delta Air Lines	214,369	14,877,209
Eaton	28,228	8,990,900
Equifax	47,356	10,275,305
GE Vernova	12,172	7,955,254
General Dynamics	60,290	20,297,231
Honeywell International	56,499	11,022,390
Illinois Tool Works	38,878	9,575,651
Northrop Grumman	21,049	12,002,350
Otis Worldwide	163,711	14,300,156
NQ- OPTLV [1225] 0226 (5191660)    1

Schedule of investments
Optimum Large Cap Value Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials (continued)
Owens Corning	60,772	$ 6,800,995
PACCAR	105,272	11,528,337
Parker-Hannifin	25,947	22,806,375
Quanta Services	28,966	12,225,390
Rockwell Automation	38,063	14,809,171
RTX	268,614	49,263,808
Textron	116,095	10,120,001
Trane Technologies	6,643	2,585,456
Union Pacific	68,335	15,807,252
WW Grainger	4,791	4,834,359
		327,266,017
Information Technology — 8.53%
Accenture Class A	66,073	17,727,386
Analog Devices	75,038	20,350,306
Broadcom	34,409	11,908,955
Cisco Systems	274,598	21,152,284
KLA	13,031	15,833,707
Micron Technology	69,345	19,791,756
Microsoft	25,838	12,495,774
Motorola Solutions	28,102	10,772,059
NXP Semiconductors	64,286	13,953,919
ON Semiconductor †	63,768	3,453,037
Oracle	17,115	3,335,885
Qnity Electronics	56,533	4,615,919
Texas Instruments	67,810	11,764,357
		167,155,344
Materials — 3.06%
CRH	66,179	8,259,139
DuPont de Nemours	113,065	4,545,213
Freeport-McMoRan	209,704	10,650,866
Linde	45,850	19,549,982
Martin Marietta Materials	21,229	13,218,449
Sherwin-Williams	11,340	3,674,500
		59,898,149
Real Estate — 2.66%
American Tower	50,070	8,790,790
Equity LifeStyle Properties	79,989	4,848,133
Prologis	216,463	27,633,667
Public Storage	41,705	10,822,447
		52,095,037
Utilities — 5.45%
American Electric Power	38,977	4,494,438
Dominion Energy	279,999	16,405,141
Duke Energy	259,384	30,402,399
Exelon	151,992	6,625,331
NextEra Energy	154,110	12,371,951
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Utilities (continued)
PG&E	682,571	$ 10,968,916
Southern	150,690	13,140,168
Xcel Energy	166,671	12,310,320
		106,718,664
Total Common Stocks (cost $1,296,259,105)		1,934,313,140

Short-Term Investments — 1.25%
Money Market Mutual Funds — 1.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.65%)	6,111,670	6,111,670
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.67%)	6,111,670	6,111,670
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.68%)	6,111,668	6,111,668
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.69%)	6,111,668	6,111,668
Total Short-Term Investments (cost $24,446,676)		24,446,676

Total Value of Securities—99.97% (cost $1,320,705,781)		1,958,759,816
Receivables and Other Assets Net of Liabilities—0.03%		646,284
Net Assets Applicable to 99,303,782 Shares Outstanding—100.00%		$1,959,406,100
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
GE – General Electric
S&P – Standard & Poor’s Financial Services LLC

2    NQ- OPTLV [1225] 0226 (5191660)